CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	May 31, 2014		May 31, 2013		May 31, 2012
Net Sales	$ 4,376,353	[1]	$ 4,078,655	[1]	$ 3,777,416	[1]
Cost of Sales	2,500,585		2,375,936		2,235,153
Gross Profit	1,875,768		1,702,719		1,542,263
Selling, General and Administrative Expenses	1,390,128		1,309,235		1,155,714
Loss Contingency			65,134
Restructuring Expense	243		20,072
Interest Expense	80,951		79,846		72,045
Investment (Income), Net	(15,715)		(6,178)		(4,186)
Other (Income) Expense, Net	(4,083)		57,719		(9,599)
Income (Loss) Before Income Taxes	424,487	[2]	176,891	[2]	328,289	[2]
Provision for Income Taxes	118,503		67,040		94,526
Net Income	305,984		109,851		233,763
Less: Net Income Attributable to Noncontrolling Interests	14,324		11,248		17,827
Net Income Attributable to RPM International Inc. Stockholders	$ 291,660		$ 98,603		$ 215,936
Average Number of Shares of Common Stock Outstanding:
Basic	129,438		128,956		128,130
Diluted	132,288		129,801		128,717
Earnings per Share of Common Stock Attributable to RPM International Inc. Stockholders:
Basic	$ 2.20		$ 0.75		$ 1.65
Diluted	$ 2.18		$ 0.74		$ 1.65
Cash Dividends Declared per Share of Common Stock	$ 0.945		$ 0.890		$ 0.855

[1]	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.
[2]	The presentation includes a reconciliation of Income (Loss) Before Income Taxes, a measure defined by Generally Accepted Accounting Principles (GAAP) in the United States, to EBIT.